EMPOWER FUNDS, INC.
("Empower Funds")
Empower Large Cap Growth Fund	Empower Large Cap Value Fund
Institutional Class Ticker / MXGSX	Institutional Class Ticker / MXVHX
Investor Class Ticker / MXLGX	Investor Class Ticker / MXEQX
Investor II Class Ticker / MXHAX
Empower S&P 500® Index Fund
Institutional Class Ticker / MXKWX
Investor Class Ticker / MXVIX

(the "Fund(s)")
Quarterly Holdings Report

September 30, 2024
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.10%
32,054	Freeport-McMoRan Inc	$ 1,600,136
Communications — 24.50%
3,000	Airbnb Inc Class A(a)	380,430
380,668	Alphabet Inc Class C	63,643,883
559,641	Amazon.com Inc(a)	104,277,907
20,541	Arista Networks Inc(a)	7,884,047
5,185	Booking Holdings Inc	21,839,842
58,911	CDW Corp	13,331,559
47,652	DoorDash Inc Class A(a)	6,801,370
12,007	FactSet Research Systems Inc	5,521,419
3,573	MercadoLibre Inc(a)	7,331,653
79,659	Meta Platforms Inc Class A	45,599,998
50,974	Motorola Solutions Inc	22,919,440
32,438	Netflix Inc(a)	23,007,300
11,457	Palo Alto Networks Inc(a)	3,916,003
25,823	Shopify Inc Class A(a)	2,069,455
20,848	Spotify Technology SA(a)	7,683,113
27,201	Trade Desk Inc Class A(a)	2,982,590
407,518	Uber Technologies Inc(a)	30,629,053
113,042	Walt Disney Co	10,873,510
		380,692,572
Consumer, Cyclical — 7.21%
1,768	AutoZone Inc(a)	5,569,271
36,783	Chipotle Mexican Grill Inc(a)	2,119,436
142,597	Copart Inc(a)	7,472,083
69,069	DR Horton Inc	13,176,293
12,421	Home Depot Inc	5,032,989
23,325	McDonald's Corp	7,102,696
14,641	O'Reilly Automotive Inc(a)	16,860,576
106,281	Ross Stores Inc	15,996,353
47,008	Starbucks Corp	4,582,810
42,946	Tesla Inc(a)	11,235,962
152,634	TJX Cos Inc	17,940,600
4,687	WW Grainger Inc	4,868,903
		111,957,972
Consumer, Non-Cyclical — 14.47%
35,391	Abbott Laboratories	4,034,928
11,833	Block Inc(a)	794,349
58,116	Celsius Holdings Inc(a)	1,822,518
141,267	Coca-Cola Co	10,151,447
127,071	Colgate-Palmolive Co	13,191,240
48,138	Danaher Corp	13,383,327
25,235	Edwards Lifesciences Corp(a)	1,665,258
74,466	Eli Lilly & Co	65,972,408
68,650	Intuitive Surgical Inc(a)	33,725,685
11,273	McKesson Corp	5,573,597
18,080	Monster Beverage Corp(a)	943,234
29,453	PayPal Holdings Inc(a)	2,298,217
81,317	PepsiCo Inc	13,827,956
20,328	Quanta Services Inc	6,060,793
12,835	Regeneron Pharmaceuticals Inc(a)	13,492,665
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
32,733	Thermo Fisher Scientific Inc	$ 20,247,652
37,834	Vertex Pharmaceuticals Inc(a)	17,595,837
		224,781,111
Energy — 1.05%
6,224	Cheniere Energy Inc	1,119,324
27,870	ConocoPhillips	2,934,154
293,422	Schlumberger NV	12,309,053
		16,362,531
Financial — 8.91%
16,433	Berkshire Hathaway Inc Class B(a)	7,563,453
38,986	Blackstone Inc	5,969,926
14,112	Goldman Sachs Group Inc	6,986,992
121,376	Intercontinental Exchange Inc	19,497,841
66,678	KKR & Co Inc	8,706,813
114,151	Mastercard Inc Class A	56,367,764
67,928	Progressive Corp	17,237,409
58,827	Visa Inc Class A	16,174,484
		138,504,682
Industrial — 6.65%
50,641	3M Co	6,922,625
489,273	Amphenol Corp Class A	31,881,029
59,379	Eaton Corp PLC	19,680,576
27,346	Illinois Tool Works Inc	7,166,566
18,669	Rockwell Automation Inc(b)	5,011,880
21,565	Trane Technologies PLC	8,382,962
7,712	TransDigm Group Inc	11,006,026
82,173	Veralto Corp	9,191,872
41,698	Vertiv Holdings Co Class A	4,148,534
		103,392,070
Technology — 33.08%
39,370	Adobe Inc(a)	20,384,998
116,388	Advanced Micro Devices Inc(a)	19,096,943
337,968	Apple Inc	78,746,544
1,195	ASML Holding NV	995,734
103,843	Broadcom Inc	17,912,917
2,633	Fair Isaac Corp(a)	5,117,288
6,252	HubSpot Inc(a)	3,323,563
24,211	International Business Machines Corp	5,352,568
44,032	Intuit Inc	27,343,872
7,285	Lam Research Corp	5,945,143
103,590	Microchip Technology Inc	8,317,241
301,423	Microsoft Corp	129,702,317
3,726	MongoDB Inc(a)	1,007,324
727,225	NVIDIA Corp	88,314,204
239,862	Oracle Corp	40,872,486
105,085	QUALCOMM Inc	17,869,704
74,426	Salesforce Inc	20,371,140

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
13,288	ServiceNow Inc(a)	$ 11,884,654
8,702	Synopsys Inc(a)	4,406,606
40,623	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	7,054,996
		514,020,242
TOTAL COMMON STOCK — 95.97% (Cost $989,731,389)		$1,491,311,316
GOVERNMENT MONEY MARKET MUTUAL FUNDS
193,375	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	193,375
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.01% (Cost $193,375)		$193,375
TOTAL INVESTMENTS — 95.98% (Cost $989,924,764)		$1,491,504,691
OTHER ASSETS & LIABILITIES, NET — 4.02%		$62,496,323
TOTAL NET ASSETS — 100.00%		$1,554,001,014
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.70%
154,971	CF Industries Holdings Inc	$ 13,296,512
90,478	DuPont de Nemours Inc	8,062,494
48,924	Eastman Chemical Co	5,477,042
266,402	Freeport-McMoRan Inc	13,298,788
235,952	International Paper Co	11,526,255
47,002	PPG Industries Inc	6,225,885
		57,886,976
Communications — 3.47%
31,772	AT&T Inc	698,984
19,085	Charter Communications Inc Class A(a)	6,185,067
43,160	Cisco Systems Inc	2,296,975
237,857	Comcast Corp Class A	9,935,287
442,766	News Corp Class A	11,790,859
18,007	News Corp Class B	503,296
59,753	T-Mobile US Inc	12,330,629
58,330	Verizon Communications Inc	2,619,600
81,880	Walt Disney Co	7,876,037
		54,236,734
Consumer, Cyclical — 9.06%
56,371	BJ's Wholesale Club Holdings Inc(a)	4,649,480
14,948	Cummins Inc	4,840,013
26,735	Dollar General Corp	2,260,979
303,275	General Motors Co	13,598,851
40,544	Hilton Worldwide Holdings Inc	9,345,392
2,100	Home Depot Inc	850,920
108,567	Kohl's Corp(b)	2,290,764
176,312	Las Vegas Sands Corp	8,875,546
194,502	Mattel Inc(a)	3,705,263
6,549	O'Reilly Automotive Inc(a)	7,541,829
147,253	PulteGroup Inc	21,135,223
607,013	Southwest Airlines Co	17,985,795
54,111	Target Corp	8,433,740
21,745	TJX Cos Inc	2,555,907
413,850	Walmart Inc	33,418,388
		141,488,090
Consumer, Non-Cyclical — 25.50%
120,902	AbbVie Inc	23,875,727
231,293	AstraZeneca PLC Sponsored ADR	18,020,038
56,519	Becton Dickinson & Co	13,626,731
10,613	Biogen Inc(a)	2,057,224
134,641	Boston Scientific Corp(a)	11,282,916
86,366	Bristol-Myers Squibb Co	4,468,577
10,762	Cardinal Health Inc	1,189,416
14,992	Centene Corp(a)	1,128,598
58,595	Cigna Group	20,299,651
282,605	Coca-Cola Co	20,307,995
53,044	Colgate-Palmolive Co	5,506,498
201,139	Conagra Brands Inc	6,541,040
200,283	Corteva Inc	11,774,638
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
134,235	CVS Health Corp	$ 8,440,697
33,920	Elevance Health Inc	17,638,400
22,579	GE HealthCare Technologies Inc	2,119,039
3,867	Humana Inc	1,224,834
55,186	Johnson & Johnson	8,943,443
696,407	Kenvue Inc	16,107,894
91,510	Kimberly-Clark Corp	13,020,043
27,451	McKesson Corp	13,572,323
83,358	Medtronic PLC	7,504,721
71,388	Merck & Co Inc	8,106,821
12,640	Mondelez International Inc Class A	931,189
120,019	Pfizer Inc	3,473,350
234,485	Philip Morris International Inc	28,466,479
100,463	Procter & Gamble Co	17,400,191
16,631	Regeneron Pharmaceuticals Inc(a)	17,483,173
105,599	Sanofi SA	12,158,618
28,619	Sanofi SA ADR	1,649,313
29,090	Thermo Fisher Scientific Inc	17,994,201
110,942	Tyson Foods Inc Class A	6,607,705
11,856	United Rentals Inc	9,600,159
49,624	UnitedHealth Group Inc	29,014,160
480,043	Viatris Inc	5,573,299
104,642	Zimmer Biomet Holdings Inc	11,296,104
		398,405,205
Energy — 7.49%
65,524	Baker Hughes Co	2,368,693
9,800	Chevron Corp	1,443,246
117,174	ConocoPhillips	12,336,079
78,855	Enbridge Inc(b)	3,202,302
36,026	EOG Resources Inc	4,428,676
123,966	EQT Corp	4,542,114
15,900	Expand Energy Corp	1,307,775
305,495	Exxon Mobil Corp	35,810,124
12,140	Hess Corp	1,648,612
114,789	Marathon Oil Corp	3,056,831
31,900	Schlumberger NV	1,338,205
295,609	Shell PLC	9,588,107
148,994	Suncor Energy Inc	5,500,858
75,404	TC Energy Corp	3,584,401
197,211	TotalEnergies SE	12,805,987
32,578	TotalEnergies SE Sponsored ADR(b)	2,105,190
57,162	Valero Energy Corp	7,718,585
91,930	Williams Cos Inc	4,196,605
		116,982,390
Financial — 22.13%
320,369	American International Group Inc	23,460,622
17,222	American Tower Corp REIT	4,005,148
94,125	Apollo Global Management Inc	11,757,154
268,839	AXA SA	10,349,478
597,861	Bank of America Corp	23,723,124

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
15,319	Bank of New York Mellon Corp	$ 1,100,823
97,530	Capital One Financial Corp	14,603,167
346,412	Charles Schwab Corp	22,450,961
55,410	Chubb Ltd	15,979,690
505,480	Citigroup Inc	31,643,048
37,745	CME Group Inc	8,328,435
255,359	Equitable Holdings Inc	10,732,739
153,235	Equity Residential REIT	11,409,878
163,984	Fifth Third Bancorp	7,025,075
132,827	Gaming & Leisure Properties Inc REIT	6,833,949
18,806	Goldman Sachs Group Inc	9,311,039
94,483	Hartford Financial Services Group Inc	11,112,146
646,597	Huntington Bancshares Inc	9,504,976
86,248	JPMorgan Chase & Co	18,186,253
100,223	Loews Corp	7,922,628
195,217	MetLife Inc	16,101,498
21,981	Morgan Stanley	2,291,299
66,488	PNC Financial Services Group Inc	12,290,307
178,237	Rayonier Inc REIT	5,735,667
81,981	Rexford Industrial Realty Inc REIT	4,124,464
41,368	State Street Corp	3,659,827
166,175	US Bancorp	7,599,183
183,821	Vornado Realty Trust REIT	7,242,547
271,076	Wells Fargo & Co	15,313,083
350,760	Weyerhaeuser Co REIT	11,876,734
		345,674,942
Industrial — 11.95%
19,052	3M Co	2,604,408
69,146	Ball Corp	4,695,705
45,290	Boeing Co(a)	6,885,892
120,646	CRH PLC	11,188,710
104,470	CSX Corp	3,607,349
51,473	FedEx Corp	14,087,131
17,663	GE Vernova Inc(a)	4,503,712
83,857	General Electric Co	15,813,753
61,754	Honeywell International Inc	12,765,169
114,619	Ingersoll Rand Inc	11,251,001
104,413	Johnson Controls International PLC	8,103,493
60,627	L3Harris Technologies Inc	14,421,344
17,178	Norfolk Southern Corp	4,268,733
22,287	Northrop Grumman Corp	11,769,096
76,012	Otis Worldwide Corp	7,900,687
5,100	Rockwell Automation Inc	1,369,146
104,354	RTX Corp	12,643,531
52,994	Siemens AG	10,721,126
113,809	Stanley Black & Decker Inc	12,533,785
36,166	Stericycle Inc(a)	2,206,126
4,575	Union Pacific Corp	1,127,646
58,802	United Parcel Service Inc Class B	8,017,065
105,246	Vontier Corp	3,551,000
Shares		Fair Value
Industrial — (continued)
6,400	West Fraser Timber Co Ltd	$ 623,104
		186,658,712
Technology — 8.92%
17,277	Accenture PLC Class A	6,107,074
7,358	Advanced Micro Devices Inc(a)	1,207,301
41,143	Applied Materials Inc	8,312,943
47,805	Fiserv Inc(a)	8,588,168
110,131	Intel Corp	2,583,673
75,505	Microsoft Corp	32,489,802
37,810	NXP Semiconductors NV	9,074,778
110,273	Oracle Corp	18,790,520
168,563	QUALCOMM Inc	28,664,138
6,199	Salesforce Inc	1,696,728
129,049	Samsung Electronics Co Ltd	6,031,594
55,886	TE Connectivity PLC	8,438,227
35,928	Texas Instruments Inc	7,421,647
		139,406,593
Utilities — 5.35%
91,228	Ameren Corp	7,978,801
5,900	Atmos Energy Corp	818,389
149,628	Dominion Energy Inc	8,647,002
226,750	NextEra Energy Inc	19,167,178
57,737	NiSource Inc	2,000,587
134,523	NRG Energy Inc	12,255,045
65,771	PG&E Corp	1,300,293
253,739	PPL Corp	8,393,686
70,542	Sempra	5,899,427
190,657	Southern Co	17,193,448
		83,653,856
TOTAL COMMON STOCK — 97.57% (Cost $1,171,048,164)		$1,524,393,498
CONVERTIBLE PREFERRED STOCK
Utilities — 0.09%
29,238	NextEra Energy Inc 6.93%(b)	1,380,618
TOTAL CONVERTIBLE PREFERRED STOCK — 0.09% (Cost $1,425,352)		$1,380,618
PREFERRED STOCK
Consumer, Cyclical — 0.43%
47,925	Dr Ing hc F Porsche AG	3,829,886
27,273	Volkswagen AG	2,896,739
TOTAL PREFERRED STOCK — 0.43% (Cost $8,445,528)		$6,726,625

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
6,896,482	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	$ 6,896,482
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.44% (Cost $6,896,482)		$6,896,482
TOTAL INVESTMENTS — 98.53% (Cost $1,187,815,526)		$1,539,397,223
OTHER ASSETS & LIABILITIES, NET — 1.47%		$22,954,519
TOTAL NET ASSETS — 100.00%		$1,562,351,742
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	2,116,587	EUR	1,901,300	12/18/2024	$(6,695)
BB	USD	3,406,752	GBP	2,586,200	12/18/2024	(49,938)
CGM	USD	1,619,718	EUR	1,455,000	12/18/2024	(5,157)
CGM	USD	3,475,680	GBP	2,637,300	12/18/2024	(49,310)
GS	USD	2,285,576	EUR	2,052,900	12/18/2024	(7,005)
GS	USD	2,912,821	GBP	2,211,600	12/18/2024	(43,183)
HSB	EUR	1,990,600	USD	2,228,149	12/18/2024	(5,141)
HSB	USD	4,123,107	EUR	3,703,800	12/18/2024	(13,121)
MS	USD	2,659,521	GBP	2,019,200	12/18/2024	(39,323)
SSB	USD	2,953,719	EUR	2,642,100	12/18/2024	3,148
SSB	USD	4,877,719	GBP	3,703,800	12/18/2024	(72,744)
TD	USD	2,475,080	EUR	2,223,400	12/18/2024	(7,907)
TD	USD	2,909,196	GBP	2,209,000	12/18/2024	(43,333)
UBS	USD	2,826,790	EUR	2,539,200	12/18/2024	(8,868)
					Net Depreciation	$(348,577)
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.78%
27,390	Air Products & Chemicals Inc	$ 8,155,099
13,053	Albemarle Corp(a)	1,236,250
11,139	Celanese Corp	1,514,458
21,250	CF Industries Holdings Inc	1,823,250
86,664	Dow Inc	4,734,454
55,742	DuPont de Nemours Inc	4,967,170
13,146	Eastman Chemical Co	1,471,695
32,790	Ecolab Inc	8,372,271
12,466	FMC Corp	822,008
182,540	Freeport-McMoRan Inc	9,112,397
34,140	International Flavors & Fragrances Inc	3,582,310
49,955	International Paper Co	2,440,302
60,071	Linde PLC	28,645,457
34,217	LyondellBasell Industries NV Class A	3,281,410
36,208	Mosaic Co	969,650
140,244	Newmont Corp	7,496,042
30,244	Nucor Corp	4,546,883
30,875	PPG Industries Inc	4,089,702
28,258	Sherwin-Williams Co	10,785,231
16,917	Steel Dynamics Inc	2,132,895
		110,178,934
Communications — 14.16%
56,763	Airbnb Inc Class A(b)	7,198,116
729,267	Alphabet Inc Class A	120,948,931
599,451	Alphabet Inc Class C	100,222,212
1,163,225	Amazon.com Inc(b)	216,743,714
31,572	Arista Networks Inc(b)	12,117,965
894,530	AT&T Inc	19,679,660
4,215	Booking Holdings Inc	17,754,086
17,495	CDW Corp	3,959,118
12,471	Charter Communications Inc Class A(b)	4,041,602
506,989	Cisco Systems Inc	26,981,954
489,280	Comcast Corp Class A	20,437,226
99,404	Corning Inc	4,488,091
57,909	eBay Inc	3,770,455
14,407	Expedia Group Inc(b)	2,132,524
6,359	F5 Inc(b)	1,400,252
4,237	FactSet Research Systems Inc	1,948,384
27,654	Fox Corp Class A	1,170,594
14,673	Fox Corp Class B	569,312
62,338	Gen Digital Inc	1,709,931
17,600	GoDaddy Inc Class A(b)	2,759,328
42,599	Interpublic Group of Cos Inc	1,347,406
34,679	Juniper Networks Inc	1,351,787
29,322	Match Group Inc(b)	1,109,545
272,295	Meta Platforms Inc Class A	155,872,552
21,288	Motorola Solutions Inc	9,571,723
53,780	Netflix Inc(b)	38,144,540
41,282	News Corp Class A	1,099,340
12,161	News Corp Class B	339,900
22,021	Omnicom Group Inc	2,276,751
40,275	Palo Alto Networks Inc(b)	13,765,995
Shares		Fair Value
Communications — (continued)
53,659	Paramount Global Class B(a)	$ 569,859
60,868	T-Mobile US Inc	12,560,721
263,012	Uber Technologies Inc(b)	19,767,983
9,802	VeriSign Inc(b)	1,861,988
529,550	Verizon Communications Inc	23,782,090
224,548	Walt Disney Co	21,599,272
320,159	Warner Bros Discovery Inc(b)	2,641,312
		877,696,219
Consumer, Cyclical — 8.15%
31,035	Aptiv PLC(b)	2,234,830
2,099	AutoZone Inc(b)	6,611,934
21,322	Best Buy Co Inc	2,202,563
26,197	BorgWarner Inc	950,689
23,992	Caesars Entertainment Inc(b)	1,001,426
17,565	CarMax Inc(b)	1,359,180
112,057	Carnival Corp(b)	2,070,813
170,151	Chipotle Mexican Grill Inc(b)	9,804,101
106,179	Copart Inc(b)	5,563,780
55,181	Costco Wholesale Corp	48,919,060
17,155	Cummins Inc	5,554,617
13,380	Darden Restaurants Inc	2,196,059
20,730	Deckers Outdoor Corp(b)	3,305,399
85,312	Delta Air Lines Inc	4,332,996
29,093	Dollar General Corp	2,460,395
29,108	Dollar Tree Inc(b)	2,046,875
3,880	Domino's Pizza Inc	1,668,943
36,726	DR Horton Inc	7,006,219
71,578	Fastenal Co	5,112,101
476,887	Ford Motor Co	5,035,927
139,406	General Motors Co	6,250,965
19,746	Genuine Parts Co	2,758,121
14,190	Hasbro Inc	1,026,221
30,522	Hilton Worldwide Holdings Inc	7,035,321
123,790	Home Depot Inc	50,159,707
43,855	Las Vegas Sands Corp	2,207,661
30,698	Lennar Corp Class A	5,755,261
15,780	Live Nation Entertainment Inc(b)	1,727,752
29,762	LKQ Corp	1,188,099
71,562	Lowe's Cos Inc	19,382,568
14,339	Lululemon Athletica Inc(b)	3,890,888
29,531	Marriott International Inc Class A	7,341,407
90,305	McDonald's Corp	27,498,776
30,393	MGM Resorts International(b)	1,188,062
146,864	NIKE Inc Class B	12,982,777
46,965	Norwegian Cruise Line Holdings Ltd(b)	963,252
418	NVR Inc(b)	4,101,333
7,065	O'Reilly Automotive Inc(b)	8,136,054
62,780	PACCAR Inc	6,195,130
4,301	Pool Corp	1,620,617
28,104	PulteGroup Inc	4,033,767
4,214	Ralph Lauren Corp	816,968
41,390	Ross Stores Inc	6,229,609
29,815	Royal Caribbean Cruises Ltd	5,287,989

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
66,362	Southwest Airlines Co	$ 1,966,306
140,290	Starbucks Corp	13,676,872
25,510	Tapestry Inc	1,198,460
59,334	Target Corp	9,247,797
346,436	Tesla Inc(b)	90,638,052
143,159	TJX Cos Inc	16,826,909
14,123	Tractor Supply Co	4,108,804
5,401	Ulta Beauty Inc(b)	2,101,637
36,924	United Airlines Holdings Inc(b)	2,106,883
79,609	Walgreens Boots Alliance Inc	713,297
540,605	Walmart Inc	43,653,853
5,474	WW Grainger Inc	5,686,446
10,598	Wynn Resorts Ltd	1,016,136
34,995	Yum! Brands Inc	4,889,151
		505,046,815
Consumer, Non-Cyclical — 16.94%
217,558	Abbott Laboratories	24,803,787
219,894	AbbVie Inc	43,424,667
36,028	Agilent Technologies Inc	5,349,438
7,923	Align Technology Inc(b)	2,014,977
218,565	Altria Group Inc	11,155,558
67,361	Amgen Inc	21,704,388
59,246	Archer-Daniels-Midland Co	3,539,356
50,020	Automatic Data Processing Inc	13,842,035
8,957	Avery Dennison Corp	1,977,347
57,297	Baxter International Inc	2,175,567
36,726	Becton Dickinson & Co	8,854,639
18,854	Biogen Inc(b)	3,654,659
17,484	Bio-Techne Corp	1,397,496
184,778	Boston Scientific Corp(b)	15,484,396
249,077	Bristol-Myers Squibb Co	12,887,244
19,696	Brown-Forman Corp Class B(a)	969,043
16,243	Bunge Global SA	1,569,723
22,002	Campbell Soup Co	1,076,338
32,521	Cardinal Health Inc	3,594,221
20,103	Catalent Inc(b)	1,217,639
20,806	Cencora Inc	4,683,015
66,318	Centene Corp(b)	4,992,419
5,706	Charles River Laboratories International Inc(b)	1,123,911
33,184	Church & Dwight Co Inc	3,475,029
35,652	Cigna Group	12,351,279
44,284	Cintas Corp	9,117,190
13,804	Clorox Co	2,248,810
481,653	Coca-Cola Co	34,611,585
102,338	Colgate-Palmolive Co	10,623,708
53,165	Conagra Brands Inc	1,728,926
18,765	Constellation Brands Inc Class A	4,835,553
22,105	Cooper Cos Inc(b)	2,439,066
8,031	Corpay Inc(b)	2,511,776
87,519	Corteva Inc	5,145,242
158,711	CVS Health Corp	9,979,748
80,391	Danaher Corp	22,350,306
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,992	DaVita Inc(b)	$ 982,269
46,896	Dexcom Inc(b)	3,143,908
73,339	Edwards Lifesciences Corp(b)	4,839,640
29,447	Elevance Health Inc	15,312,440
98,374	Eli Lilly & Co	87,153,461
15,655	Equifax Inc	4,600,378
29,742	Estee Lauder Cos Inc Class A	2,964,980
53,783	GE HealthCare Technologies Inc	5,047,535
70,156	General Mills Inc	5,181,021
153,596	Gilead Sciences Inc	12,877,488
34,306	Global Payments Inc	3,513,620
23,612	HCA Healthcare Inc	9,596,625
14,452	Henry Schein Inc(b)	1,053,551
19,442	Hershey Co	3,728,587
26,108	Hologic Inc(b)	2,126,758
30,449	Hormel Foods Corp	965,233
15,088	Humana Inc	4,778,973
10,218	IDEXX Laboratories Inc(b)	5,162,338
20,689	Incyte Corp(b)	1,367,543
7,767	Insulet Corp(b)	1,807,769
44,669	Intuitive Surgical Inc(b)	21,944,539
22,554	IQVIA Holdings Inc(b)	5,344,621
11,507	J M Smucker Co	1,393,498
299,393	Johnson & Johnson	48,519,630
36,652	Kellanova	2,958,183
227,135	Kenvue Inc	5,253,632
131,362	Keurig Dr Pepper Inc	4,923,448
41,055	Kimberly-Clark Corp	5,841,305
104,778	Kraft Heinz Co	3,678,755
83,350	Kroger Co	4,775,955
9,442	Labcorp Holdings Inc	2,110,098
15,480	Lamb Weston Holdings Inc	1,002,175
4,215	MarketAxess Holdings Inc	1,079,883
35,411	McCormick & Co Inc	2,914,325
16,606	McKesson Corp	8,210,339
160,185	Medtronic PLC	14,421,456
315,813	Merck & Co Inc	35,863,724
40,889	Moderna Inc(b)	2,732,612
8,080	Molina Healthcare Inc(b)	2,784,045
20,594	Molson Coors Beverage Co Class B	1,184,567
165,635	Mondelez International Inc Class A	12,202,330
94,068	Monster Beverage Corp(b)	4,907,528
20,049	Moody's Corp	9,515,055
128,878	PayPal Holdings Inc(b)	10,056,350
172,224	PepsiCo Inc	29,286,691
714,133	Pfizer Inc	20,667,009
191,002	Philip Morris International Inc	23,187,643
293,891	Procter & Gamble Co	50,901,921
18,167	Quanta Services Inc	5,416,491
12,345	Quest Diagnostics Inc	1,916,561
13,437	Regeneron Pharmaceuticals Inc(b)	14,125,512
18,923	ResMed Inc	4,619,483
13,725	Revvity Inc	1,753,369
30,346	Rollins Inc	1,534,901

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
39,920	S&P Global Inc	$ 20,623,470
15,716	Solventum Corp(b)	1,095,719
13,343	STERIS PLC	3,236,211
42,545	Stryker Corp	15,369,807
62,321	Sysco Corp	4,864,777
5,226	Teleflex Inc	1,292,494
47,590	Thermo Fisher Scientific Inc	29,437,746
32,257	Tyson Foods Inc Class A	1,921,227
8,222	United Rentals Inc	6,657,600
114,646	UnitedHealth Group Inc	67,031,223
6,785	Universal Health Services Inc Class B	1,553,833
18,233	Verisk Analytics Inc	4,885,715
32,371	Vertex Pharmaceuticals Inc(b)	15,055,105
133,429	Viatris Inc	1,549,111
8,300	Waters Corp(b)	2,987,087
8,242	West Pharmaceutical Services Inc	2,473,919
22,794	Zimmer Biomet Holdings Inc	2,460,612
57,147	Zoetis Inc	11,165,381
		1,049,802,869
Energy — 3.33%
57,154	APA Corp	1,397,987
126,979	Baker Hughes Co	4,590,291
213,182	Chevron Corp	31,395,313
146,602	ConocoPhillips	15,434,258
79,710	Coterra Energy Inc	1,909,055
84,469	Devon Energy Corp	3,304,427
22,643	Diamondback Energy Inc	3,903,653
19,049	Enphase Energy Inc(b)	2,152,918
68,425	EOG Resources Inc	8,411,485
70,800	EQT Corp	2,594,112
552,751	Exxon Mobil Corp	64,793,472
14,439	First Solar Inc(b)	3,601,664
116,538	Halliburton Co	3,385,429
34,007	Hess Corp	4,618,151
242,123	Kinder Morgan Inc	5,348,497
63,248	Marathon Oil Corp	1,684,294
42,534	Marathon Petroleum Corp	6,929,214
81,636	Occidental Petroleum Corp	4,207,519
71,237	ONEOK Inc	6,491,828
51,316	Phillips 66	6,745,488
170,643	Schlumberger NV	7,158,474
28,799	Targa Resources Corp	4,262,540
40,820	Valero Energy Corp	5,511,925
148,244	Williams Cos Inc	6,767,339
		206,599,333
Financial — 13.71%
64,633	Aflac Inc	7,225,969
17,439	Alexandria Real Estate Equities Inc REIT	2,070,881
32,331	Allstate Corp	6,131,574
70,989	American Express Co	19,252,217
77,115	American International Group Inc	5,647,131
Shares		Fair Value
Financial — (continued)
57,057	American Tower Corp REIT	$ 13,269,176
12,361	Ameriprise Financial Inc	5,807,321
27,034	Aon PLC Class A	9,353,494
46,629	Arch Capital Group Ltd(b)	5,216,853
26,163	Arthur J Gallagher & Co	7,361,483
5,812	Assurant Inc	1,155,774
18,406	AvalonBay Communities Inc REIT	4,145,952
847,123	Bank of America Corp	33,613,840
93,475	Bank of New York Mellon Corp	6,717,114
228,107	Berkshire Hathaway Inc Class B(b)	104,988,528
17,048	Blackrock Finance Inc	16,187,247
88,433	Blackstone Inc	13,541,745
31,801	Brown & Brown Inc	3,294,584
15,639	BXP Inc REIT	1,258,314
16,060	Camden Property Trust REIT	1,983,892
49,907	Capital One Financial Corp	7,472,575
11,741	Cboe Global Markets Inc	2,405,379
39,124	CBRE Group Inc Class A(b)	4,870,156
188,870	Charles Schwab Corp	12,240,665
47,094	Chubb Ltd	13,581,439
17,462	Cincinnati Financial Corp	2,376,927
242,298	Citigroup Inc	15,167,855
51,855	Citizens Financial Group Inc	2,129,685
45,056	CME Group Inc	9,941,606
51,433	CoStar Group Inc(b)	3,880,106
53,332	Crown Castle Inc REIT	6,326,775
37,014	Digital Realty Trust Inc REIT	5,989,976
32,261	Discover Financial Services	4,525,896
11,886	Equinix Inc REIT	10,550,370
39,518	Equity Residential REIT	2,942,510
3,179	Erie Indemnity Co Class A	1,716,088
7,141	Essex Property Trust Inc REIT	2,109,594
4,835	Everest Group Ltd	1,894,498
27,001	Extra Space Storage Inc REIT	4,865,310
8,188	Federal Realty Investment Trust REIT	941,374
89,900	Fifth Third Bancorp	3,851,316
33,382	Franklin Resources Inc	672,647
9,560	Globe Life Inc	1,012,500
38,992	Goldman Sachs Group Inc	19,305,329
38,340	Hartford Financial Services Group Inc	4,509,167
89,430	Healthpeak Properties Inc REIT	2,045,264
75,476	Host Hotels & Resorts Inc REIT	1,328,378
201,444	Huntington Bancshares Inc	2,961,227
71,069	Intercontinental Exchange Inc	11,416,524
50,375	Invesco Ltd	884,585
63,980	Invitation Homes Inc REIT	2,255,935
37,540	Iron Mountain Inc REIT	4,460,878
354,870	JPMorgan Chase & Co	74,827,889
104,166	KeyCorp	1,744,781

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
87,844	Kimco Realty Corp REIT	$ 2,039,738
81,228	KKR & Co Inc	10,606,753
20,265	Loews Corp	1,601,948
21,919	M&T Bank Corp	3,904,212
60,135	Marsh & McLennan Cos Inc	13,415,517
102,185	Mastercard Inc Class A	50,458,952
75,490	MetLife Inc	6,226,415
12,981	Mid-America Apartment Communities Inc REIT	2,062,681
156,674	Morgan Stanley	16,331,698
52,948	Nasdaq Inc	3,865,733
22,805	Northern Trust Corp	2,053,134
50,763	PNC Financial Services Group Inc	9,383,540
24,438	Principal Financial Group Inc	2,099,224
73,011	Progressive Corp	18,527,272
113,143	Prologis Inc REIT	14,287,698
44,571	Prudential Financial Inc	5,397,548
19,448	Public Storage REIT	7,076,544
20,923	Raymond James Financial Inc	2,562,230
110,701	Realty Income Corp REIT	7,020,657
17,906	Regency Centers Corp REIT	1,293,350
128,654	Regions Financial Corp	3,001,498
14,597	SBA Communications Corp REIT	3,513,498
39,740	Simon Property Group Inc REIT	6,716,855
41,034	State Street Corp	3,630,278
45,254	Synchrony Financial	2,257,270
30,162	T Rowe Price Group Inc	3,285,547
27,798	Travelers Cos Inc	6,508,068
161,542	Truist Financial Corp	6,909,151
32,813	UDR Inc REIT	1,487,741
198,106	US Bancorp	9,059,387
54,085	Ventas Inc REIT	3,468,471
121,769	VICI Properties Inc REIT	4,056,125
207,933	Visa Inc Class A	57,171,178
33,813	W R Berkley Corp	1,918,212
425,187	Wells Fargo & Co	24,018,814
73,665	Welltower Inc REIT	9,431,330
99,992	Weyerhaeuser Co REIT	3,385,729
13,400	Willis Towers Watson PLC	3,946,702
		849,408,991
Industrial — 7.19%
67,919	3M Co	9,284,527
12,736	A O Smith Corp	1,144,075
9,404	Allegion PLC	1,370,539
160,756	Amcor PLC	1,821,365
28,827	AMETEK Inc	4,949,884
150,375	Amphenol Corp Class A	9,798,435
9,331	Axon Enterprise Inc(b)	3,728,668
35,069	Ball Corp	2,381,536
73,802	Boeing Co(b)	11,220,856
14,359	Builders FirstSource Inc(b)	2,783,636
100,933	Carrier Global Corp	8,124,097
61,383	Caterpillar Inc	24,008,119
Shares		Fair Value
Industrial — (continued)
12,584	CH Robinson Worldwide Inc	$ 1,388,896
234,730	CSX Corp	8,105,227
31,866	Deere & Co	13,298,638
18,758	Dover Corp	3,596,659
49,967	Eaton Corp PLC	16,561,062
73,827	Emerson Electric Co	8,074,459
16,171	Expeditors International of Washington Inc	2,124,869
27,449	FedEx Corp	7,512,242
47,061	Fortive Corp	3,714,525
20,291	Garmin Ltd	3,571,825
33,490	GE Vernova Inc(b)	8,539,280
6,332	Generac Holdings Inc(b)	1,006,028
32,137	General Dynamics Corp	9,711,802
137,041	General Electric Co	25,843,191
82,078	Honeywell International Inc	16,966,344
49,435	Howmet Aerospace Inc	4,955,859
7,496	Hubbell Inc	3,210,911
4,307	Huntington Ingalls Industries Inc	1,138,685
8,412	IDEX Corp	1,804,374
34,655	Illinois Tool Works Inc	9,082,036
50,822	Ingersoll Rand Inc	4,988,688
14,541	Jabil Inc	1,742,448
17,938	Jacobs Solutions Inc	2,348,084
9,070	JB Hunt Transport Services Inc	1,563,033
83,892	Johnson Controls International PLC	6,510,858
23,236	Keysight Technologies Inc(b)	3,692,897
23,468	L3Harris Technologies Inc	5,582,333
26,185	Lockheed Martin Corp	15,306,704
7,786	Martin Marietta Materials Inc	4,190,814
31,760	Masco Corp	2,665,934
2,788	Mettler-Toledo International Inc(b)	4,181,164
6,045	Mohawk Industries Inc(b)	971,311
6,034	Nordson Corp	1,584,709
27,422	Norfolk Southern Corp	6,814,367
17,186	Northrop Grumman Corp	9,075,411
22,790	Old Dominion Freight Line Inc	4,527,006
50,584	Otis Worldwide Corp	5,257,701
9,893	Packaging Corp of America	2,130,952
16,571	Parker-Hannifin Corp	10,469,889
18,384	Pentair PLC	1,797,771
25,570	Republic Services Inc	5,135,479
14,921	Rockwell Automation Inc	4,005,692
163,963	RTX Corp	19,865,757
61,051	Smurfit Westrock PLC	3,017,140
5,870	Snap-on Inc	1,700,598
17,051	Stanley Black & Decker Inc	1,877,827
5,248	Teledyne Technologies Inc(b)	2,296,840
21,800	Textron Inc	1,931,044
28,536	Trane Technologies PLC	11,092,799
7,147	TransDigm Group Inc	10,199,698
27,668	Trimble Inc(b)	1,717,906
75,328	Union Pacific Corp	18,566,846

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
89,020	United Parcel Service Inc Class B	$ 12,136,987
29,559	Veralto Corp	3,306,470
17,054	Vulcan Materials Co	4,270,833
45,843	Waste Management Inc	9,517,007
23,476	Westinghouse Air Brake Technologies Corp	4,267,232
31,130	Xylem Inc	4,203,484
		445,334,362
Technology — 30.09%
78,506	Accenture PLC Class A	27,750,301
54,802	Adobe Inc(b)	28,375,380
201,849	Advanced Micro Devices Inc(b)	33,119,384
16,776	Akamai Technologies Inc(b)	1,693,537
17,938	Amentum Holdings Inc(b)	578,501
60,524	Analog Devices Inc	13,930,809
11,425	ANSYS Inc(b)	3,640,348
1,892,876	Apple Inc	441,040,108
102,002	Applied Materials Inc	20,609,504
26,198	Autodesk Inc(b)	7,217,025
579,748	Broadcom Inc	100,006,530
15,706	Broadridge Financial Solutions Inc	3,377,261
34,433	Cadence Design Systems Inc(b)	9,332,376
62,914	Cognizant Technology Solutions Corp Class A	4,855,703
29,138	Crowdstrike Holdings Inc Class A(b)	8,172,335
16,788	Dayforce Inc(b)	1,028,265
36,358	Dell Technologies Inc Class C	4,309,877
30,832	Electronic Arts Inc	4,422,542
6,418	EPAM Systems Inc(a)(b)	1,277,375
3,085	Fair Isaac Corp(b)	5,995,759
65,771	Fidelity National Information Services Inc	5,508,321
73,520	Fiserv Inc(b)	13,207,868
79,545	Fortinet Inc(b)	6,168,715
9,828	Gartner Inc(b)	4,980,437
175,325	Hewlett Packard Enterprise Co	3,587,149
113,278	HP Inc	4,063,282
536,525	Intel Corp	12,586,876
115,364	International Business Machines Corp	25,504,673
35,167	Intuit Inc	21,838,707
8,105	Jack Henry & Associates Inc	1,430,857
16,503	KLA Corp	12,780,088
16,497	Lam Research Corp	13,462,872
15,293	Leidos Holdings Inc	2,492,759
65,727	Microchip Technology Inc	5,277,221
138,388	Micron Technology Inc	14,352,219
925,669	Microsoft Corp	398,315,370
6,009	Monolithic Power Systems Inc	5,555,320
9,862	MSCI Inc	5,748,856
Shares		Fair Value
Technology — (continued)
27,350	NetApp Inc	$ 3,377,998
3,063,642	NVIDIA Corp	372,048,685
30,431	NXP Semiconductors NV	7,303,744
55,349	ON Semiconductor Corp(b)	4,018,891
198,800	Oracle Corp	33,875,520
251,445	Palantir Technologies Inc Class A(b)	9,353,754
39,851	Paychex Inc	5,347,606
5,143	Paycom Software Inc	856,670
16,626	PTC Inc(b)	3,003,653
10,802	Qorvo Inc(b)	1,115,847
139,850	QUALCOMM Inc	23,781,492
12,864	Roper Technologies Inc	7,158,044
121,051	Salesforce Inc	33,132,869
21,671	Seagate Technology Holdings PLC	2,373,625
25,201	ServiceNow Inc(b)	22,539,522
17,820	Skyworks Solutions Inc	1,760,081
6,187	Super Micro Computer Inc(b)	2,576,267
18,958	Synopsys Inc(b)	9,600,142
21,339	Take-Two Interactive Software Inc(b)	3,280,018
37,853	TE Connectivity PLC	5,715,425
21,346	Teradyne Inc	2,858,870
114,044	Texas Instruments Inc	23,558,068
5,635	Tyler Technologies Inc(b)	3,289,262
45,237	Western Digital Corp(b)	3,089,235
5,712	Zebra Technologies Corp Class A(b)	2,115,268
		1,864,725,066
Utilities — 2.46%
105,614	AES Corp	2,118,617
27,164	Alliant Energy Corp	1,648,583
34,673	Ameren Corp	3,032,501
66,495	American Electric Power Co Inc	6,822,387
25,861	American Water Works Co Inc	3,781,913
19,915	Atmos Energy Corp	2,762,410
90,158	CenterPoint Energy Inc	2,652,448
40,071	CMS Energy Corp	2,830,215
43,866	Consolidated Edison Inc	4,567,766
38,175	Constellation Energy Corp	9,926,264
102,640	Dominion Energy Inc	5,931,566
22,963	DTE Energy Co	2,948,679
97,106	Duke Energy Corp	11,196,322
49,649	Edison International	4,323,931
28,491	Entergy Corp	3,749,700
25,019	Evergy Inc	1,551,428
47,695	Eversource Energy	3,245,645
124,439	Exelon Corp	5,046,001
57,439	FirstEnergy Corp	2,547,420
252,409	NextEra Energy Inc	21,336,133
62,136	NiSource Inc	2,153,012
22,856	NRG Energy Inc	2,082,182
248,587	PG&E Corp	4,914,565
12,190	Pinnacle West Capital Corp	1,079,912

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Utilities — (continued)
81,984	PPL Corp	$ 2,712,031
62,564	Public Service Enterprise Group Inc	5,581,334
79,340	Sempra	6,635,204
135,303	Southern Co	12,201,625
39,043	Vistra Corp	4,628,157
41,251	WEC Energy Group Inc	3,967,521
70,864	Xcel Energy Inc	4,627,419
		152,602,891
TOTAL COMMON STOCK — 97.81% (Cost $3,427,747,220)		$6,061,395,480
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,738,141	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	2,738,141
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.04% (Cost $2,738,141)		$2,738,141
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.66%
$103,626,300	U.S. Treasury Bills(e) 4.93%, 11/14/2024	$ 103,005,602
TOTAL SHORT TERM INVESTMENTS — 1.66% (Cost $103,005,602)		$103,005,602
TOTAL INVESTMENTS — 99.51% (Cost $3,533,490,963)		$6,167,139,223
OTHER ASSETS & LIABILITIES, NET — 0.49%		$30,061,241
TOTAL NET ASSETS — 100.00%		$6,197,200,464

(a)	All or a portion of the security is on loan as of September 30, 2024.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	463	USD	134,600	Dec 2024	$3,128,013
				Net Appreciation	$3,128,013
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2024, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$57,886,976	$—	$—	$57,886,976
Communications	54,236,734	—	—	54,236,734
Consumer, Cyclical	141,488,090	—	—	141,488,090
Consumer, Non-cyclical	386,246,587	12,158,618	—	398,405,205
Energy	94,588,296	22,394,094	—	116,982,390
Financial	335,325,464	10,349,478	—	345,674,942
Industrial	175,937,586	10,721,126	—	186,658,712
Technology	133,374,999	6,031,594	—	139,406,593
Utilities	83,653,856	—	—	83,653,856
	1,462,738,588	61,654,910	—	1,524,393,498
Convertible Preferred Stock	—	1,380,618	—	1,380,618
Preferred Stock	—	6,726,625	—	6,726,625
Government Money Market Mutual Funds	6,896,482	—	—	6,896,482
Total investments, at fair value:	1,469,635,070	69,762,153	—	1,539,397,223

September 30, 2024

	Level 1	Level 2	Level 3	Total
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	3,148	—	3,148
Total Assets	$1,469,635,070	$69,765,301	$—	$1,539,400,371
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(351,725)	—	(351,725)
Total Liabilities	$0	$(351,725)	$—	$(351,725)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$48,975,596
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	345
Average notional long	$90,882,430

September 30, 2024